Investments in Joint Ventures and Associates - Additional information (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of joint ventures [Line Items]
Investments in joint ventures	€ 1,443	€ 1,743	€ 1,376
Investment reclassification from associates to joint venture [member]
Disclosure of joint ventures [Line Items]
Investments in joint ventures		58
Mongeral Aegon [Member] | Investment reclassification from associates to joint venture [member]
Disclosure of joint ventures [Line Items]
Investments in joint ventures		€ 40